Provisions (Tables)	12 Months Ended
Dec. 31, 2018
Other provisions [abstract]
Disclosure of other provisions [table text block]
(in USD million)	Asset retirement obligations	Claims and litigations	Other provisions	Total

Non-current portion at 31 December 2017	12,383	1,271	1,904	15,557
Current portion at 31 December 2017 reported as trade and other payables	69	68	547	684

Provisions at 31 December 2017	12,451	1,339	2,451	16,241

New or increased provisions	1,609	6	858	2,473
Decrease in the estimates	(382)	(386)	(121)	(889)
Amounts charged against provisions	(157)	(4)	(588)	(749)
Effects of change in the discount rate	(838)	-	24	(814)
Accretion expenses	461	-	-	461
Reclassification and transfer	-	6	15	21
Currency translation	(536)	(0)	(32)	(568)

Provisions at 31 December 2018	12,609	961	2,606	16,175

Current portion at 31 December 2018 reported as trade and other payables	65	56	103	224
Non-current portion at 31 December 2018	12,544	905	2,503	15,952

Other provisions maturity [table text block]
Expected timing of cash outflows
(in USD million)	Asset retirement obligations	Other provisions, including claims and litigations	Total

2019 - 2023	1,307	2,447	3,754
2024 - 2028	1,891	682	2,574
2029 - 2033	3,530	36	3,566
2034 - 2038	2,534	13	2,546
Thereafter	3,348	388	3,736

At 31 December 2018	12,609	3,567	16,175